LOAN RECEIVABLE (Loans Receivable)	12 Months Ended
Dec. 31, 2011
Loans Receivable
LOAN RECEIVABLE

6.     LOAN RECEIVABLE

As of December 31, 2011, Daily Growth Investment Services has $9,565,503 of loan receivable due from three third parties, which consisted of the following:

	As of December 31, 2011
	Amount	Interest rate	Period
A(i)	1,929,955	10% per annum	December 2, 2011 to June 1, 2012
B(i)	6,433,186	2% per month	December 23, 2011 to June 23, 2012
C(ii)	1,202,362	6% per annum	December 1, 2011 to November 30, 2012

	9,565,503

(i)	The principal and its return are pledged by the third parties’ purchased securities.

(ii)	The principal and its return are guaranteed by a third party individual.